UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE INTERNATIONAL VALUE FUND

FORM N-Q

JANUARY 31, 2015

CLEARBRIDGE INTERNATIONAL VALUE FUND

Schedule of investments (unaudited)	January 31, 2015

SECURITY	SHARES	VALUE
COMMON STOCKS - 91.6%
CONSUMER DISCRETIONARY - 9.7%
Automobiles - 3.6%
Daimler AG, Registered Shares	54,350	$4,939,619	(a)
Toyota Motor Corp.	99,985	6,436,876	(a)

Total Automobiles		11,376,495

Hotels, Restaurants & Leisure - 2.7%
Carnival PLC	133,596	5,992,631	(a)
OPAP SA	289,580	2,433,388	(a)

Total Hotels, Restaurants & Leisure		8,426,019

Household Durables - 1.7%
Sony Corp.	231,804	5,411,113	(a)

Specialty Retail - 0.5%
Tom Tailor Holding AG	132,440	1,626,179	*(a)

Textiles, Apparel & Luxury Goods - 1.2%
Anta Sports Products Ltd.	2,186,260	3,862,881	(a)

TOTAL CONSUMER DISCRETIONARY		30,702,687

CONSUMER STAPLES - 6.4%
Beverages - 0.9%
C&C Group PLC	718,094	2,788,781	(a)

Food Products - 5.5%
Danone SA	79,287	5,330,247	(a)
Marine Harvest ASA	436,743	5,718,626	(a)
Nestle SA, Registered Shares	84,310	6,457,886	(a)

Total Food Products		17,506,759

TOTAL CONSUMER STAPLES		20,295,540

ENERGY - 4.5%
Oil, Gas & Consumable Fuels - 4.5%
BP PLC	652,601	4,201,604	(a)
Canadian Natural Resources Ltd.	100,030	2,900,059
Gazprom OAO, ADR	35,640	143,951	(a)
Gazprom OAO, ADR	483,130	2,026,730
Total SA	96,784	5,000,347	(a)

TOTAL ENERGY		14,272,691

FINANCIALS - 21.4%
Banks - 13.2%
Banca Monte dei Paschi di Siena SpA	2,819,124	1,272,616	*(a)
Banco Latinoamericano de Comercio Exterior SA	52,310	1,457,880
Banco Santander SA	548,963	3,690,012	(a)
Barclays PLC	1,480,773	5,204,181	(a)
BNP Paribas SA	65,510	3,455,723	(a)
China Construction Bank Corp., Class H Shares	4,561,630	3,659,450	(a)
Erste Bank der Oesterreichischen Sparkassen AG	118,368	2,566,639	(a)
HSBC Holdings PLC	428,300	3,921,703	(a)
Lloyds TSB Group PLC	2,961,250	3,286,709	*(a)
Standard Chartered PLC	249,843	3,333,412	(a)
Sumitomo Mitsui Financial Group Inc.	175,675	5,911,328	(a)
Turkiye Garanti Bankasi AS	941,470	3,970,440	(a)

Total Banks		41,730,093

Capital Markets - 4.1%
Daiwa Securities Group Inc.	825,770	5,970,525	(a)
Korea Investment Holdings Co., Ltd.	39,788	1,878,237	(a)
UBS Group AG	295,261	4,948,886	*

Total Capital Markets		12,797,648

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL VALUE FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	SHARES	VALUE
Diversified Financial Services - 0.7%
Grupo BTG Pactual	217,890	$2,143,779

Insurance - 3.4%
Aviva PLC	481,270	3,823,772	(a)
AXA SA	296,696	6,979,220	(a)

Total Insurance		10,802,992

TOTAL FINANCIALS		67,474,512

HEALTH CARE - 6.2%
Pharmaceuticals - 6.2%
Bayer AG, Registered Shares	35,740	5,164,387	(a)
H. Lundbeck A/S	136,270	2,767,139	(a)
Sanofi	35,410	3,262,119	(a)
Teva Pharmaceutical Industries Ltd., ADR	144,240	8,201,486

TOTAL HEALTH CARE		19,395,131

INDUSTRIALS - 18.0%
Aerospace & Defense - 3.5%
Bombardier Inc., Class B Shares	1,145,570	2,614,427
Qinetiq Group PLC	963,080	2,706,545	(a)
Safran SA	88,270	5,887,256	(a)

Total Aerospace & Defense		11,208,228

Airlines - 2.0%
Japan Airlines Co., Ltd.	190,758	6,403,866	(a)

Building Products - 3.2%
LIXIL Group Corp.	211,810	4,134,450	(a)
Tarkett SA	122,690	2,518,369	(a)
Wienerberger AG	238,410	3,352,518	(a)

Total Building Products		10,005,337

Commercial Services & Supplies - 3.2%
G4S PLC	983,100	4,220,245	(a)
Shanks Group PLC	2,425,170	3,591,814	(a)
Séché Environnement	92,547	2,184,926	(a)

Total Commercial Services & Supplies		9,996,985

Electrical Equipment - 1.5%
Saft Groupe SA	145,738	4,666,428	(a)

Industrial Conglomerates - 1.2%
Orkla ASA	532,470	3,927,827	(a)

Marine - 0.9%
AP Moller - Maersk A/S	1,351	2,728,937	(a)

Professional Services - 1.5%
Adecco SA	63,310	4,739,043	*(a)

Trading Companies & Distributors - 1.0%
Mitsubishi Corp.	176,450	3,080,542	(a)

TOTAL INDUSTRIALS		56,757,193

INFORMATION TECHNOLOGY - 9.3%
Communications Equipment - 1.9%
Telefonaktiebolaget LM Ericsson, Class B Shares	491,420	5,968,954	(a)

Electronic Equipment, Instruments & Components - 5.0%
Hitachi Ltd.	1,009,080	7,630,664	(a)
LG Display Co., Ltd., ADR	215,360	3,486,678	*
TDK Corp.	77,842	4,847,320	(a)

Total Electronic Equipment, Instruments & Components		15,964,662

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL VALUE FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	SHARES	VALUE
IT Services - 2.4%
Indra Sistemas SA	303,780	$3,101,666	(a)
Travelsky Technology Ltd., Class H Shares	4,181,790	4,410,765	(a)

Total IT Services		7,512,431

TOTAL INFORMATION TECHNOLOGY		29,446,047

MATERIALS - 11.2%
Chemicals - 3.3%
Akzo Nobel NV	77,610	5,604,968	(a)
Incitec Pivot Ltd.	1,701,361	4,748,299	(a)

Total Chemicals		10,353,267

Construction Materials - 1.6%
HeidelbergCement AG	66,830	4,924,936	(a)

Metals & Mining - 5.6%
Anglo American PLC	186,663	3,121,380	(a)
Norsk Hydro ASA	1,003,940	5,892,285	(a)
POSCO	17,640	4,094,684	(a)
ThyssenKrupp AG	171,750	4,479,747	*(a)

Total Metals & Mining		17,588,096

Paper & Forest Products - 0.7%
Duratex SA	823,256	2,279,621

TOTAL MATERIALS		35,145,920

TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 2.5%
Koninklijke KPN NV	1,669,400	5,164,898	(a)
KT Corp.	100,064	2,723,689	(a)

Total Diversified Telecommunication Services		7,888,587

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL VALUE FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY		SHARES	VALUE
Wireless Telecommunication Services - 1.2%
Vodafone Group PLC		1,055,600	$3,717,781	(a)

TOTAL TELECOMMUNICATION SERVICES			11,606,368

UTILITIES - 1.2%
Multi-Utilities - 1.2%
GDF Suez		168,580	3,750,017	(a)

TOTAL COMMON STOCKS (Cost - $288,342,020)			288,846,106

PREFERRED STOCKS - 0.9%
FINANCIALS - 0.9%
Banks - 0.9%
Itau Unibanco Banco Multiple SA, ADR (Cost - $2,622,053)		224,243	2,717,825

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $290,964,073)			291,563,931

RATE		SHARES
SHORT-TERM INVESTMENTS - 7.0%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $22,116,013)	0.088%	22,116,013	22,116,013

TOTAL INVESTMENTS - 99.5% (Cost - $313,080,086#)			313,679,944
Other Assets in Excess of Liabilities - 0.5%			1,550,584

TOTAL NET ASSETS - 100.0%			$315,230,528

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge International Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Energy	$4,926,789	$9,345,902	—	$14,272,691
Financials	8,550,545	58,923,967	—	67,474,512
Health care	8,201,486	11,193,645	—	19,395,131
Industrials	2,614,427	54,142,766	—	56,757,193
Information technology	3,486,678	25,959,369	—	29,446,047
Materials	2,279,621	32,866,299	—	35,145,920
Other common stocks	—	66,354,612	—	66,354,612
Preferred Stocks	2,717,825	—	—	2,717,825

Total long-term investments	$32,777,371	$258,786,560	—	$291,563,931

Short-term investments†	22,116,013	—	—	22,116,013

Total investments	$54,893,384	$258,786,560	—	$313,679,944

Other financial instruments:
Forward foreign currency contracts	—	$1,130,891	—	$1,130,891

Total	$54,893,384	$259,917,451	—	$314,810,835

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Forward foreign currency contracts	—	$119,976	—	$119,976

†	See Schedule of Investments for additional detailed categorizations.

For the period ended January 31, 2015, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At January 31, 2015, securities valued at $258,786,560 were temporarily transferred from Level 1 to Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

2. Investments

At January 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$36,466,300
Gross unrealized depreciation	(35,888,335)

Net unrealized appreciation	$577,965

Notes to Schedule of Investments (unaudited) (continued)

At January 31, 2015, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	11,577,529	EUR	9,400,000	State Street Bank And Trust Company	3/5/15	$952,717
USD	12,159,345	EUR	10,600,000	State Street Bank And Trust Company	3/5/15	178,174
USD	6,115,523	JPY	732,000,000	State Street Bank And Trust Company	3/5/15	(119,976)

Total						$1,010,915

Abbreviations used in this table:

EUR	— Euro
JPY	— Japanese Yen
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 17, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 17, 2015